CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios £ in Millions	Dec. 31, 2018 GBP (£)
Base Case [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 2,951
Probability Weighted [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,213
Difference [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 262